Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
ASSETS:
Cash and Cash Equivalents	$ 9,374,549	$ 8,381,951
Certificates of Deposit with Other Banks	2,445,005	3,445,005
Investment and Mortgage-Backed Securities:
Available For Sale: (Amortized Cost of $420,876,924 and $430,241,854 at December 31, 2014 and 2013, Respectively)	362,059,429	375,513,870
Held To Maturity: (Fair Value of $69,965,869 and $34,122,925 at March 31, 2012 and 2011, Respectively)	25,583,956	29,873,098
Investments	387,643,385	405,386,968
Loans Receivable, Net:
Held For Sale	4,243,907	2,462,559
Loans and Leases Receivable, Net Amount	355,478,939	328,110,170
Total Loans Receivable, Net	359,722,846	330,572,729
Accrued Interest Receivable:
Loans	1,038,444	886,968
Mortgage-Backed Securities	605,474	614,925
Investment Securities	1,407,923	1,523,200
Total Accrued Interest Receivable	3,051,841	3,025,093
Premises and Equipment, Net	21,197,684	20,116,918
Federal Home Loan Bank (FHLB) Stock, at Cost	2,776,500	2,214,800
Other Real Estate Owned (OREO)	2,721,214	4,361,411
Bank Owned Life Insurance (BOLI)	17,101,045	16,573,045
Goodwill	1,199,754	1,199,754
Other Assets	5,447,746	4,449,956
Total Assets	812,681,569	799,727,630
Liabilities:
Deposit Accounts	654,103,278	652,096,545
Advances From FHLB	48,395,000	34,640,000
Other Borrowings	9,338,148	6,411,977
Other Notes Payable, Noncurrent	13,000,000	0
Junior Subordinated Debentures	5,155,000	5,155,000
Advance Payments By Borrowers For Taxes and Insurance	260,580	256,730
Senior Convertible Debentures	6,084,000	6,084,000
Other Liabilities	5,233,289	4,115,956
Total Liabilities	741,569,295	708,760,208
Commitments (Notes 5 and 18)
Shareholders' Equity:
Serial Preferred Stock, $.01 Par Value; Authorized 200,000 Shares; Issued And Outstanding, 22,000 At March 31, 2012 And 2011, Respectively	0	22,000,000
Common Stock, $.01 Par Value; Authorized 5,000,000 Shares; Issued And Outstanding Shares, 3,144,934 And 2,944,001, Respectively, At March 31, 2012 And 2011	31,464	31,464
Additional Paid-In Capital	12,036,744	12,028,832
Treasury Stock, At Cost (200,933 Shares At March 31, 2012 And 2011, Respectively)	(4,330,712)	(4,330,712)
Nonvested Restricted Stock	(25,358)	(25,358)
Accumulated Other Comprehensive Income	1,180,086	4,262,361
Retained Earnings	62,220,050	57,000,835
Total Shareholders' Equity	71,112,274	90,967,422
Total Liabilities and Shareholders' Equity	$ 812,681,569	$ 799,727,630